Valuation adjustments - Changes - FVTOCI and AFS (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Financial instruments
Cumulative valuation adjustments beginning balance, AFS	$ (1,533)
Valuation adjustments, AFS		$ 1,932	$ (3,505)
Valuation adjustments, FVTOCI	(1,226)
Amounts reclassified to consolidated income statement, AFS		(9)	(120)
Amounts reclassified to consolidated income statement, FVTOCI	69
Allowance for impairment losses	(18,810)	(18,820)	(16,661)
Income tax, AFS		(477)	1,174
Income tax, FVTOCI	371
Cumulative valuation adjustments ending balance, AFS		(1,533)
Cumulative valuation adjustments ending balance, FVTOCI	(695)
Debt instruments.
Financial instruments
Valuation adjustments, AFS		1,935
Valuation adjustments, FVTOCI	(1,226)
Income tax, AFS		(478)	1,158
Income tax, FVTOCI	371
Equity instruments.
Financial instruments
Valuation adjustments, AFS		(3)
Valuation adjustments, FVTOCI	(13)
Income tax, AFS		1	16
Financial assets at amortized cost category
Financial instruments
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9		751,448
Allowance for impairment losses	(18,806)
Financial assets at amortized cost category | Debt instruments.
Financial instruments
Allowance for impairment losses	0
Financial assets at fair value through other comprehensive income category
Financial instruments
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9		92,611
Allowance for impairment losses	(4)
Financial assets at fair value through other comprehensive income category | Debt and equity instruments
Financial instruments
Cumulative valuation adjustments, as restated				$ 81
Recognition of valuation adjustment of own equity instruments held for future equity-settled share-based payments	17
Valuation adjustments, FVTOCI	(1,239)
Amounts reclassified to consolidated income statement, FVTOCI	69
Allowance for impairment losses	2
Income tax, FVTOCI	375
Cumulative valuation adjustments ending balance, FVTOCI	(695)
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial instruments
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9		(73,131)
Cumulative valuation adjustments, as restated				109
Valuation adjustments, FVTOCI	(1,226)
Amounts reclassified to consolidated income statement, FVTOCI	69
Allowance for impairment losses	2
Income tax, FVTOCI	371
Cumulative valuation adjustments ending balance, FVTOCI	(675)
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Cumulative valuation adjustments, as restated				$ (28)
Recognition of valuation adjustment of own equity instruments held for future equity-settled share-based payments	17
Valuation adjustments, FVTOCI	(13)
Income tax, FVTOCI	4
Cumulative valuation adjustments ending balance, FVTOCI	(20)
Financial assets available for sale category
Financial instruments
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9		(165,742)
Financial assets available for sale category | Debt and equity instruments
Financial instruments
Cumulative valuation adjustments beginning balance, AFS	(1,533)	(2,979)	(528)
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9		1,601
Financial assets, Remeasurement, Adjustments on initial adoption of IFRS 9		13
Valuation adjustments, AFS		1,932	(3,505)
Amounts reclassified to consolidated income statement, AFS		(9)	(120)
Income tax, AFS		(477)	1,174
Cumulative valuation adjustments ending balance, AFS		(1,533)	(2,979)
Financial assets available for sale category | Debt instruments.
Financial instruments
Cumulative valuation adjustments beginning balance, AFS	(1,505)	(2,953)	(538)
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9		1,601
Financial assets, Remeasurement, Adjustments on initial adoption of IFRS 9		13
Valuation adjustments, AFS		1,935	(3,453)
Amounts reclassified to consolidated income statement, AFS		(9)	(120)
Income tax, AFS		(478)	1,158
Cumulative valuation adjustments ending balance, AFS		(1,505)	(2,953)
Financial assets available for sale category | Equity instruments.
Financial instruments
Cumulative valuation adjustments beginning balance, AFS	$ (28)	(26)	10
Valuation adjustments, AFS		(3)	(52)
Income tax, AFS		1	16
Cumulative valuation adjustments ending balance, AFS		$ (28)	$ (26)